Operating Leases (Details 3) - Operating Lease Liabilities [Member]	Dec. 31, 2019 USD ($)
2020	$ 137,347
2021	44,844
2022	47,535
2023	50,387
2024	53,410
Thereafter	147,505
Total	481,028
Less imputed interest	(56,806)
Total operating lease liabilities	$ 424,222